Operating Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Operating Segment Information

17. Operating Segment Information

The Company provides online financial services to alternative credit consumers in the United States, United Kingdom, Australia Canada, Brazil and China and has one reportable segment, which is composed of the Company’s domestic and international operations. The Company has aggregated all components of its business into a single reportable segment based on the similarities of the economic characteristics, the nature of the products and services, the nature of the production and distribution methods, the type of customer and the nature of the regulatory environment.

The Company allocates certain corporate expenses (primarily general and administrative expenses and to a lesser extent, marketing and operations and technology) between the domestic and international components based on revenue. The following tables present information on the Company’s domestic and international operations as of and for the years ended December 31, 2014, 2013 and 2012 (dollars in thousands).

	Year Ended December 31,
	2014	2013	2012
Revenue
Domestic	$474,715	$395,549	$334,066
International	335,122	369,774	326,862
Total revenue	$809,837	$765,323	$660,928
Income from operations
Domestic	$111,869	$73,858	$55,011
International	103,139	68,738	59,166
Total income from operations	$215,008	$142,596	$114,177
Depreciation and amortization
Domestic	$16,284	$14,536	$11,988
International	2,448	2,607	1,284
Total depreciation and amortization	$18,732	$17,143	$13,272
Expenditures for property and equipment
Domestic	$12,414	$12,527	$15,628
International	870	2,345	2,244
Total expenditures for property and equipment	$13,284	$14,872	$17,872

	December 31,
	2014	2013
Property and equipment, net
Domestic	$29,274	$34,091
International	4,711	5,314
Total property and equipment, net	$33,985	$39,405

Assets
Domestic	$595,180	$475,050
International	165,017	217,102
Total assets	$760,197	$692,152

Geographic Information

The following table presents the Company’s revenue by geographic region for the years ended December 31, 2014, 2013 and 2012 (dollars in thousands):

	Year Ended December 31,
	2014	2013	2012
Revenue
United States	$474,715	$395,549	$334,066
United Kingdom	325,014	360,186	308,415
Other international countries	10,108	9,588	18,447
Total revenue	$809,837	$765,323	$660,928

The Company’s long-lived assets, which consist of the Company’s property and equipment, were $34.0 million and $39.4 million at December 31, 2014 and 2013, respectively. The operations for the Company’s domestic and international businesses are primarily located within the United States, and the value of any long-lived assets located outside of the United States is immaterial.